FINANCIAL INSTRUMENTS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Derivative Instruments, Gains (Losses)
Interest Expense	$ 63.3	$ 59.0	$ 72.9
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss.
Derivative Instruments, Gains (Losses)
Gain (Loss) reclassified from accumulated other comprehensive loss	(1.2)	(0.7)	(9.7)
Foreign exchange contracts | Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss.
Derivative Instruments, Gains (Losses)
Gain (Loss) reclassified to cost of products sold	(1.2)	0.6	(2.5)
Commodity contracts | Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss.
Derivative Instruments, Gains (Losses)
Gain (Loss) reclassified to cost of products sold	0.1	(1.2)	(2.8)
Interest Rate Contracts | Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss.
Derivative Instruments, Gains (Losses)
Interest Expense	$ (0.1)	$ (0.1)	$ (4.4)